Shareholders' Equity (Details) - USD ($)			6 Months Ended		12 Months Ended
	Apr. 06, 2023	Mar. 30, 2023	Mar. 31, 2023		Sep. 30, 2022		Oct. 28, 2022	Jan. 14, 2020
Shareholders' Equity (Details) [Line Items]
Common stock shares authorized (in Shares)			50,000,000	[1]	50,000,000	[1]		50,000,000
Common stock value per share (in Dollars per share)			$ 0.001	[1]	$ 0.001	[1]		$ 0.001
Shares issued (in Shares)								20,000,000
Surrendered of ordinary shares (in Shares)							13,250,000
Ordinary shares issued (in Shares)		150,000
Public offering price (in Dollars per share)		$ 8
Total gross proceeds		$ 8,000,000
Net proceeds		$ 6,800,000
Granted underwriters option purchase period		45 days
Statutory surplus percentage			10.00%
Reserve is equal percentage			50.00%
Restricted amounts			$ 1,827,972		$ 1,651,422
Restricted net assets			$ 1,914,531		$ 1,737,982
Initial Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)		1,000,000
Subsequent Event [Member]
Shareholders' Equity (Details) [Line Items]
Total gross proceeds	$ 378,840
Subsequent Event [Member] | Over-Allotment Option [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Shares)	47,355

[1]	The share amounts are presented on a retrospective basis.